UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
THE FUNDS OF USAA TAX EXEMPT FUND, INC., NEW YORK BOND FUND - SEMIANNUAL REPORT FOR PERIOD ENDING
SEPTEMBER 30, 2003

[LOGO OF USAA]
   USAA(R)

                 USAA NEW YORK
                        BOND Fund

                           [GRAPHIC OF USAA NEW YORK BOND FUND]

                 S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

    MESSAGE FROM THE PRESIDENT                                               2

    INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                               5

    FINANCIAL INFORMATION

       Portfolio of Investments                                             16

       Notes to Portfolio of Investments                                    21

       Financial Statements                                                 22

       Notes to Financial Statements                                        25

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "
                                   ... I BELIEVE MARKET VOLATILITY WILL CONTINUE
                                     TO BE THE NORM RATHER THAN THE EXCEPTION -
[PHOTO OF CHRISTOPHER W. CLAUS]          AN EXCELLENT REASON TO HAVE USAA'S
                                           SKILLED PROFESSIONALS MANAGING
                                                    YOUR MONEY.
                                                         "
--------------------------------------------------------------------------------

                 In an effort to stimulate the economy, the Federal Reserve Board (the Fed) has tried its best to execute the mandates of its charter: to promote sustainable economic growth, a high level of employment, low inflation, and moderate long-term interest rates. In some ways, the Fed has been successful. There is some increase in the pace of economic activity, inflation appears to be under control, and long-term interest rates are relatively low.

                 However, even after lowering short-term rates 13 times (for a total of 5.5% since January 2001), companies have not responded sufficiently to create new jobs in a substantial way. This has been especially discouraging given the additional economic growth that could have resulted from tax cuts and deficit spending programs.

                 Given the current economic landscape, I expect the Fed to keep short-term interest rates low until an economic recovery really has taken hold. Assuming the current fiscal and monetary stimulus works as planned, the gross domestic product (GDP) should show a growth rate of 4% or better through 2004. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 If we experience this kind of growth, I believe money market yields may rise, and I would not be surprised to see the interest rate on the five-year Treasury reach 4% and the rate on the 10-year Treasury return to 5%.

                 That said, I believe market volatility will continue to be the norm rather than the exception - an excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products to you.

                 We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds with competitive expense ratios and without excessive fees, sales loads, or contractual plans.

                 On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA NEW YORK BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in long-term investment-grade New York tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

                                                                     9/30/03                3/31/03
Net Assets                                                        $125.8 Million         $128.8 Million
Net Asset Value Per Share                                             $11.96                 $11.93
Tax-Exempt Dividends Per Share Last 12 Months                         $0.538                 $0.539
Capital Gain Distributions Per Share Last 12 Months                      -                      -

                                                                     9/30/03                3/31/03
Dollar-Weighted Average Portfolio Maturity                         16.6 Years              17.2 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING IT BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/03

               3/31/03 TO 9/30/03                            30-DAY SEC YIELD
                   2.53%**                                         3.44%

*  CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
   SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2003

              TOTAL RETURN      =      DIVIDEND RETURN      +     PRICE CHANGE
10 YEARS         5.63%          =           5.49%           +         0.14%
5 YEARS          5.31%          =           5.18%           +         0.13%
1 YEAR           3.50%          =           4.58%           +        -1.08%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2003

                       [CHART OF % RETURN]

             TOTAL RETURN          DIVIDEND RETURN         CHANGE IN SHARE PRICE
9/30/94         -5.23%                   4.79%                     -10.02%
9/30/95          9.71                    6.31                        3.40
9/30/96          6.34                    5.97                        0.37
9/30/97          9.69                    6.05                        3.64
9/30/98         10.12                    5.73                        4.39
9/30/99         -2.85                    4.98                       -7.83
9/30/00          5.88                    5.79                        0.09
9/30/01         11.79                    5.49                        6.30
9/30/02          8.79                    5.01                        3.78
9/30/03          3.50                    4.58                       -1.08

                            [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE
                 NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                     12-MONTH DIVIDEND YIELD COMPARISON

                [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                  USAA                      LIPPER NEW YORK
                                NEW YORK                  MUNICIPAL DEBT FUNDS
                                BOND FUND                       AVERAGE
                                ---------                 --------------------
9/30/1994                         5.74%                          5.67%
9/30/1995                         5.77                           5.31
9/30/1996                         5.82                           5.03
9/30/1997                         5.58                           4.82
9/30/1998                         5.24                           4.54
9/30/1999                         5.53                           4.69
9/30/2000                         5.52                           4.74
9/30/2001                         4.99                           4.45
9/30/2002                         4.55                           4.20
9/30/2003                         4.50                           4.00

                              [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/94 TO 9/30/03.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                              CUMULATIVE PERFORMANCE COMPARISON

                         [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              LEHMAN BROTHERS            USAA           LIPPER NEW YORK      LIPPER NEW YORK
              MUNICIPAL BOND         NEW YORK BOND       MUNICIPAL DEBT       MUNICIPAL DEBT
                  INDEX                  FUND             FUNDS AVERAGE         FUNDS INDEX
              ---------------        -------------      ---------------      ---------------
 9/1993         $10000.00             $10000.00             $10000.00            $10000.00
10/1993          10019.22              10032.21              10016.42             10018.38
11/1993           9930.77               9937.75               9903.75              9911.78
12/1993          10140.44              10169.13              10109.37             10115.17
 1/1994          10256.30              10280.95              10212.61             10223.81
 2/1994           9990.67               9962.21               9958.14              9971.41
 3/1994           9583.76               9432.37               9514.78              9529.92
 4/1994           9665.14               9440.30               9523.57              9534.82
 5/1994           9748.79               9529.44               9616.83              9626.71
 6/1994           9689.16               9476.55               9554.08              9562.59
 7/1994           9866.90               9642.05               9716.27              9723.91
 8/1994           9901.10               9663.48               9751.05              9761.49
 9/1994           9755.85               9477.27               9563.17              9579.74
10/1994           9582.63               9254.96               9357.34              9378.80
11/1994           9409.12               8950.51               9104.93              9121.09
12/1994           9616.25               9249.82               9362.01              9366.14
 1/1995           9891.21               9545.01               9632.08              9631.61
 2/1995          10178.88               9867.77               9944.65              9941.19
 3/1995          10295.86               9943.63              10032.06             10032.67
 4/1995          10308.02               9980.40              10043.00             10045.74
 5/1995          10636.94              10283.47              10376.22             10383.09
 6/1995          10543.97              10174.44              10236.19             10245.86
 7/1995          10643.72              10223.67              10297.30             10303.86
 8/1995          10778.80              10348.81              10418.58             10424.34
 9/1995          10846.90              10397.76              10468.53             10481.52
10/1995          11004.58              10583.62              10644.81             10660.00
11/1995          11187.41              10815.91              10861.10             10867.47
12/1995          11294.79              10921.44              10979.28             10979.37
 1/1996          11380.13              10966.06              11031.64             11026.34
 2/1996          11303.27              10852.93              10938.14             10926.28
 3/1996          11158.87              10706.06              10757.83             10742.94
 4/1996          11127.22              10683.00              10716.23             10697.71
 5/1996          11122.98              10676.24              10716.03             10698.37
 6/1996          11244.21              10804.06              10830.44             10810.95
 7/1996          11345.94              10899.25              10938.75             10913.27
 8/1996          11343.39              10861.60              10915.28             10889.21
 9/1996          11501.92              11056.85              11092.91             11065.81
10/1996          11631.91              11180.91              11201.45             11175.96
11/1996          11844.98              11374.73              11405.01             11373.12
12/1996          11794.96              11328.47              11350.45             11319.94
 1/1997          11817.28              11341.31              11348.94             11315.35
 2/1997          11925.80              11467.72              11451.54             11420.79
 3/1997          11766.70              11336.15              11304.33             11272.71
 4/1997          11865.32              11453.25              11405.53             11372.05
 5/1997          12043.92              11641.96              11584.43             11540.45
 6/1997          12172.21              11761.66              11705.17             11658.26
 7/1997          12509.33              12079.75              12068.81             12018.66
 8/1997          12392.06              11973.44              11933.75             11877.29
 9/1997          12539.00              12128.71              12072.56             12014.53
10/1997          12619.82              12249.03              12145.72             12086.54
11/1997          12694.14              12333.64              12216.85             12152.95
12/1997          12879.23              12533.38              12409.11             12357.75
 1/1998          13012.04              12641.55              12533.32             12474.55
 2/1998          13016.00              12697.64              12532.82             12472.98
 3/1998          13027.58              12723.46              12539.60             12479.84
 4/1998          12968.80              12648.88              12444.54             12383.88
 5/1998          13173.96              12888.83              12666.01             12604.06
 6/1998          13225.95              12960.40              12715.38             12660.45
 7/1998          13259.02              12995.22              12736.93             12681.28
 8/1998          13463.89              13186.44              12948.02             12894.51
 9/1998          13631.74              13355.70              13109.91             13055.12
10/1998          13631.46              13298.85              13062.41             13005.02
11/1998          13679.22              13346.95              13110.35             13048.34
12/1998          13713.69              13370.57              13139.32             13073.16
 1/1999          13876.74              13504.45              13284.34             13217.41
 2/1999          13816.27              13435.64              13213.73             13140.10
 3/1999          13835.20              13452.21              13212.28             13143.40
 4/1999          13869.67              13487.14              13245.00             13178.69
 5/1999          13789.42              13389.01              13141.20             13068.58
 6/1999          13591.05              13185.63              12923.19             12844.75
 7/1999          13640.50              13183.87              12940.40             12857.25
 8/1999          13531.14              13021.83              12772.24             12687.65
 9/1999          13536.79              12974.71              12727.72             12641.49
10/1999          13390.13              12722.90              12519.16             12423.89
11/1999          13532.55              12798.68              12653.71             12551.59
12/1999          13431.67              12691.72              12531.30             12425.23
 1/2000          13373.18              12621.07              12436.88             12327.77
 2/2000          13528.60              12839.81              12628.85             12512.90
 3/2000          13824.18              13156.62              12941.88             12810.46
 4/2000          13742.51              13080.46              12843.67             12710.64
 5/2000          13671.02              13000.09              12751.00             12625.71
 6/2000          14033.29              13393.85              13106.98             12978.18
 7/2000          14228.55              13628.49              13294.78             13166.30
 8/2000          14447.84              13851.76              13500.82             13370.25
 9/2000          14372.67              13736.99              13417.67             13282.98
10/2000          14529.50              13938.96              13565.63             13432.32
11/2000          14639.43              14076.64              13671.41             13540.17
12/2000          15001.13              14577.39              14068.79             13935.70
 1/2001          15149.77              14643.99              14164.21             14030.87
 2/2001          15197.81              14731.96              14213.94             14080.00
 3/2001          15334.01              14894.56              14343.54             14209.49
 4/2001          15167.85              14637.56              14169.70             14039.86
 5/2001          15331.18              14816.49              14325.57             14197.55
 6/2001          15433.76              14967.06              14443.37             14311.69
 7/2001          15662.37              15240.09              14664.56             14527.90
 8/2001          15920.37              15497.85              14923.46             14780.34
 9/2001          15866.96              15356.80              14752.85             14630.13
10/2001          16056.01              15501.87              14908.93             14790.97
11/2001          15920.65              15395.79              14766.54             14651.78
12/2001          15770.03              15216.48              14609.09             14492.40
 1/2002          16043.57              15490.60              14856.66             14745.16
 2/2002          16236.86              15700.88              15057.14             14944.79
 3/2002          15918.67              15358.88              14774.30             14654.49
 4/2002          16229.79              15608.29              15017.64             14904.33
 5/2002          16328.42              15685.89              15097.74             14984.30
 6/2002          16501.07              15852.03              15240.20             15124.64
 7/2002          16713.29              16064.56              15433.12             15322.63
 8/2002          16914.21              16281.79              15617.13             15513.67
 9/2002          17284.67              16711.81              15959.07             15862.71
10/2002          16998.13              16331.65              15621.59             15534.38
11/2002          16927.49              16215.46              15546.64             15445.33
12/2002          17284.67              16667.85              15898.63             15799.95
 1/2003          17240.87              16592.96              15796.71             15700.16
 2/2003          17481.92              16880.24              16040.03             15946.35
 3/2003          17492.37              16869.42              16002.32             15912.35
 4/2003          17607.95              17088.22              16121.83             16039.04
 5/2003          18020.23              17494.40              16510.73             16424.18
 6/2003          17943.65              17284.95              16414.00             16325.08
 7/2003          17315.76              16577.18              15826.28             15739.17
 8/2003          17444.90              16830.56              15972.82             15881.17
 9/2003          17957.79              17296.60              16415.02             16329.79

                                        [END CHART]

                       DATA FROM 9/30/93 THROUGH 9/30/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph on page 8 illustrates the comparison of a $10,000 investment in the USAA New York Bond Fund to the following benchmarks:

                    o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                    o The Lipper New York Municipal Debt Funds Average, an
                      average performance level of all New York municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                    o The Lipper New York Municipal Debt Funds Index, which
                      tracks the total return performance of the 30 largest funds within the Lipper New York Municipal Debt Funds category.

10

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]    CLIFFORD A. GLADSON, CFA
                                  USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2003, THROUGH SEPTEMBER 30, 2003?

                      Your USAA New York Bond Fund provided a total return of 2.53% versus an average of 2.54% for the 110 funds in the Lipper New York Municipal Debt Funds Average for the six-month period ended September 30, 2003. This compares to a 2.66% return for the Lehman Brothers Municipal Bond Index and a 2.62% return for the Lipper New York Municipal Debt Funds Index.

                      The Fund's tax-exempt net investment income dividends over the prior 12 months produced a dividend yield of 4.50%, well above the 4.00% Lipper average.

                      REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                             * * * * *

                        THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                      RATING(TM) OF 5 STARS IN THE MUNICIPAL NEW YORK LONG-TERM
                           BOND FUND CATEGORY (77 FUNDS IN CATEGORY) AS OF
                                        SEPTEMBER 30, 2003.

                      With respect to the municipal New York long-term bond funds, the USAA New York Bond Fund received a Morningstar Rating of 5 stars for each of the three-, five-, and 10-year periods among 77, 71, and 39 funds, respectively, through September 30, 2003.

     [LOGO OF LIPPER LEADER]   [LOGO OF LIPPER LEADER]   [LOGO OF LIPPER LEADER]
           TOTAL RETURN           CONSISTENT RETURN          TAX EFFICIENCY

                      The Fund also is listed as a Lipper Leader for total return, consistent return, and tax efficiency within the New York Municipal Debt Funds category for the three-year period ending September 30, 2003.

                      LIPPER RATINGS FOR TOTAL RETURN REFLECT FUNDS' HISTORICAL TOTAL RETURN PERFORMANCE RELATIVE TO PEERS AS OF SEPTEMBER 30, 2003. LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2003. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2003. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, AND TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 10% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

                      THE USAA NEW YORK BOND FUND IN LIPPER'S NEW YORK MUNICIPAL DEBT FUNDS CATEGORY WAS RATED FOR 3 YEARS AMONG 94 FUNDS, FOR 5 YEARS AMONG 83 FUNDS, AND FOR 10 YEARS AMONG 43 FUNDS FOR TOTAL RETURN; FOR 3 YEARS AMONG 91 FUNDS, FOR 5 YEARS AMONG 80 FUNDS, AND FOR 10 YEARS AMONG 38 FUNDS FOR CONSISTENT RETURN; FOR 3 YEARS AMONG 94 FUNDS, FOR 5 YEARS AMONG 83 FUNDS, AND FOR 10 YEARS AMONG 43 FUNDS FOR TAX EFFICIENCY. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                      The Federal Reserve Board (the Fed) eased short-term taxable interest rates to 1%. The cut was the 13th since early 2001, for a total of 5.5%.

                      At the beginning of the period, investors were concerned about the possibility of deflation. Later, market expectations swung the other way as investors worried that monetary stimulus and tax cuts would overheat the economy. Currently, the general consensus is for sure and steady growth. Inflation is expected to remain under wraps.

HOW DO YOU MANAGE VOLATILITY IN THE FUND?

                      In a bond fund, the volatility of the share price is usually measured by the degree of interest-rate sensitivity of its bond portfolio. Remember, when rates fall, the price of a bond rises and, conversely, when interest rates rise, the price of a bond falls.

                      Interest rates were volatile during the period, with the yield on 10-year tax-exempt bonds fluctuating nearly 1%. However, the Fund's share price ended the six-month period just about where it started: It began the period at $11.93 and ended it at $11.96.

HOW DO YOU SHIELD THE FUND FROM CREDIT PROBLEMS?

                      While we utilize as guidelines the credit ratings of four nationally recognized statistical rating organizations (Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, and Dominion Bond Rating Service Ltd.), we make investment decisions based on our independent credit analysis. Our seasoned analysts exercise judgment based on their understanding of past events to assess a creditor's future willingness, ability, and incentive to pay. Over the years, they have identified and helped us avoid securities with potential credit problems.

WHAT OTHER STRATEGIES DID YOU EMPLOY?

                      We were selective in adding issues. We purchased bonds with coupons and structures that are designed to dampen volatility if

 . . . C O N T I N U E D
========================--------------------------------------------------------

                      interest rates rise, but also contribute to the Fund's attractive dividend yield. We maintained a dollar-weighted average portfolio maturity around 17 years but reduced the portfolio duration -- its measure of interest-rate volatility -- to 5.5 years.

                      We continued to improve credit quality by purchasing securities with secondary credit support -- bond insurance, letters of credit, or other high-quality guarantors such as the Federal Housing Administration.

WHAT IS YOUR OUTLOOK?

                      Until the economic recovery takes hold, interest rates are likely to remain volatile. We believe that our income orientation will pay off for shareholders and are planning to use any spike in interest rates to optimize the Fund's dividend yield. Our goal is to earn a high level of tax-exempt income without taking on undue market risk.

                      Although New York's municipal government is facing difficult budget decisions, we believe the problems are manageable and that the state government will meet its financial obligations.

TAXABLE EQUIVALENT YIELDS

To match the USAA New York Bond Fund's closing 30-day
SEC yield of 3.44%, and assuming a New York state tax
rate of 6.85%, and marginal federal tax rates of:          25.00%     28.00%     33.00%     35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:                        4.92%      5.13%      5.51%      5.68%
--------------------------------------------------------------------------------------------------
Assuming the same marginal federal tax rates and a
combined New York state and city tax rate of 10.50%,
a fully taxable investment must pay:                        5.12%      5.34%      5.74%      5.91%

                      This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                  TOP 10 INDUSTRIES
                  (% of Net Assets)

Education                                     16.0%

Hospital                                      13.4%

Water/Sewer Utility                           10.1%

Special Assessment/Tax/Fee                     9.9%

Nursing/CCRC                                   8.8%

Appropriated Debt                              8.1%

Escrowed/Prerefunded Bonds                     7.3%

General Obligation                             4.8%

Multifamily Housing                            3.8%

Electric/Gas Utility                           3.4%

 . . . C O N T I N U E D
========================--------------------------------------------------------

        PORTFOLIO RATINGS MIX
              9/30/03

[PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                               42%
AA                                32%
A                                 19%
BBB                                6%
ST1/ST2                            1%

                      The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. The two short-term credit ratings are ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, or Dominion Bond Rating Service Ltd.

                      PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                      YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-20.

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                      FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                      VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                      CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                      (PRE)  Prerefunded to a date prior to maturity.
                      (LOC)  Enhanced by a bank letter of credit.
                      (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 COP         Certificate of Participation
                 GO          General Obligation
                 IDA         Industrial Development Authority/Agency
                 MFH         Multifamily Housing
                 MLO         Municipal Lease Obligation
                 MTA         Metropolitan Transportation Authority
                 RB          Revenue Bond

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON          FINAL        MARKET
   AMOUNT     SECURITY                                                RATE       MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (99.3%)

              NEW YORK
$   1,000     Albany IDA Civic Facility RB, Series 2002A              6.00%     7/01/2019      $  1,054
    1,000     Albany Parking Auth. RB, Series 2001A                   5.63      7/15/2020         1,057
    1,500     Buffalo Municipal Water Finance Auth. RB,
                Series 1998A (INS)                                    5.00      7/01/2028         1,519
    1,000     Clarence IDA Civic Facility RB
                (Bristol Village Project)                             6.00      1/20/2044         1,068
    2,200     Dormitory Auth. Court Facilities RB (MLO),
                Series 1999                                           6.00      5/15/2039         2,345
              Dormitory Auth. RB,
    2,000       Series 1994 (Gurwin Geriatric Center)                 7.35      8/01/2029         2,135
    2,800       Series 1997 (Lutheran Center) (LOC)                   6.05      7/01/2026         2,951
    2,000       Series 1998G (Northern General Hospital)              5.30      2/15/2019         2,220
    1,750       Series 1999 (Long Island Univ.) (INS)                 5.13      9/01/2023         1,804
    3,000       Series 1999 (Pratt Institute) (INS)                   6.00      7/01/2020         3,490
    1,000       Series 1999 (SUNY) (PRE)(INS)                         5.75      5/15/2024         1,187
    2,500       Series 1999A (Catholic Health Services) (INS)         5.50      7/01/2024         2,692
    3,000       Series 1999A (Upstate Community Colleges)             5.00      7/01/2019         3,107
    1,750       Series 1999B (Univ. of Rochester)                     5.63      7/01/2024         1,852
    2,345       Series 2000A (City Univ. Systems) (INS)               5.13      7/01/2025         2,681
    1,000       Series 2000A (Columbia Univ.)                         5.00      7/01/2025         1,027
    4,065       Series 2000A (Univ. of Rochester)
                  6.05%, 7/01/2010 (INS)                              6.05(b)   7/01/2023         2,931
      400       Series 2001 (Augustana Lutheran Home) (INS)           5.40      2/01/2031           417
    1,000       Series 2001 (D'Youville College) (INS)                5.25      7/01/2020         1,070
      500       Series 2001A (Winthrop Univ. Hospital) (INS)          5.00      7/01/2021           518
    1,250       Series 2002 (Joachim & Ann Residence) (LOC)           5.25      7/01/2027         1,264
    2,470       Series 2002B (Columbia Univ.)                         5.00      7/01/2022         2,574
    1,000       Series 2003 (Lutheran Medical Center) (INS)           5.00      8/01/2031         1,013
    1,090     Dutchess County IDA Civic Facility RB,
                Series 2000                                           5.75      8/01/2030         1,162
              Environmental Facilities Corp. RB,
      105       Series 1990B                                          7.50      3/15/2011           106
    2,000       Series 2001C                                          5.00      6/15/2023         2,057
    1,000       Series 2003E                                          5.00      6/15/2025         1,025

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              Erie County GO,
$   1,000       Series 2000C (INS)                                    5.50%      7/01/2029     $  1,067
      600       Series 2001A (INS)                                    4.88      10/01/2018          630
    1,000     Erie County IDA GO, Series 2003 (INS)                   5.75       5/01/2021        1,113
              Housing Finance Agency MFH RB,
    1,710       Series 1992E (Secured Mortgage Program)               6.75       8/15/2025        1,729
    2,220       Series 1996A (Housing Project) (INS)                  6.13      11/01/2020        2,384
              Long Island Power Auth. RB,
    3,350       Series 1998A                                          5.25      12/01/2026        3,434
      750       Series 2003C                                          5.50       9/01/2021          795
              Medical Care Facilities Finance Agency RB,
    2,500       Series 1994A (Community General
                  Hospital of Sullivan County)                        6.25       2/15/2024        2,597
    1,690       Series 1994A (Hospital and Nursing Home Facilities)   6.50       2/15/2034        1,755
    1,965       Series 1994E (Mental Health Service) (PRE)            6.50       8/15/2024        2,098
    2,500       Series 1995A (Brookdale Hospital) (PRE)               6.85       2/15/2017        2,747
    2,395       Series 1995A (Secured Mortgage Program)               6.38      11/15/2019        2,556
    3,220     Monroe County IDA RB, Series 1998                       5.20      12/20/2039        3,279
    2,200     MTA State Service Contract RB,
                Series 2002A (INS)                                    5.00       7/01/2025        2,244
              New York City GO,
    1,000       Fiscal 2002 Series D                                  5.25       6/01/2022        1,027
    3,000       Series 1995B (PRE)                                    7.25       8/15/2019        3,193
    1,980       Series 1997I (PRE)                                    6.25       4/15/2017        2,311
    1,020       Series 1997I                                          6.25       4/15/2017        1,145
    1,000       Series 2000A                                          6.00       5/15/2020        1,088
              New York City Health and Hospital Corp. RB,
    1,000       Series 2002A (INS)                                    5.00       2/15/2021        1,038
    1,000       Series 2003A (INS)                                    5.25       2/15/2022        1,058
              New York City IDA Civic Facility RB,
    2,500       Series 1997 (YMCA)                                    5.80       8/01/2016        2,757
    1,000       Series 2001 (Marymont School) (INS)                   5.13       9/01/2021        1,025
    1,000       Series 2003 (Roundabout Theatre) (INS)                5.00      10/01/2023        1,008
   17,090     New York City Municipal Water Finance
                Auth. RB, Series 1998D                                5.12(a)    6/15/2020        7,961
    3,650     New York City Transit Auth. MTA COP,
                Series 2000A (INS)                                    5.88       1/01/2030        4,078

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON          FINAL        MARKET
   AMOUNT     SECURITY                                                RATE       MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
              New York City Transitional Finance Auth. RB,
$     800       Fiscal 2000 Series A                                  5.75%     8/15/2024       $    951
    1,000       Fiscal 2001 Series A                                  5.38      2/15/2020          1,071
      440       Series 1999C (PRE)                                    5.50      5/01/2025            514
      560       Series 1999C                                          5.50      5/01/2025            601
      310       Series 1999C (PRE)                                    5.00      5/01/2029            354
      190       Series 1999C                                          5.00      5/01/2029            192
    3,300     Niagara Falls City School District COP (MLO),
                Series 1998                                           5.38      6/15/2028          3,302
    2,000     Thruway Auth. RB, Series 2002A (INS)                    5.25      4/01/2016          2,207
    2,000     Tobacco Settlement Financing Corp. RB,
               (State Appropriation Enhanced)
                Series 2003 A-1C                                      5.50      6/01/2019          2,135
    1,000     Triborough Bridge and Tunnel Auth. RB,
                Series 2001A                                          5.00      1/01/2032          1,009
    3,450     Ulster County Civic Facility IDA RB,
                Series 1999 (LOC)                                     5.65     11/15/2024          3,504
      680     Ulster County Resource Recovery Agency RB,
                Series 2002 (INS)                                     5.25      3/01/2018            744
              Urban Development Corp. RB,
    1,300       Series 2000D (INS)                                    5.25      1/01/2030          1,485
    1,270       Series 2002A                                          5.38      3/15/2020          1,370
    2,000       Series 2002C-1                                        5.00      3/15/2028          2,024
    1,000     Warren & Washington Counties IDA RB,
                Series 2003A (INS)(c)                                 5.00     12/01/2027          1,012
                                                                                                --------
              Total fixed-rate instruments (cost: $116,592)                                      124,918
                                                                                                --------

              VARIABLE-RATE DEMAND NOTE (0.6%)

              NEW YORK
      700     New York City Housing Development Corp.
                MFH RB, Series 1993A (LOC) (cost: $700)               1.19      1/01/2023            700
                                                                                                --------

              TOTAL INVESTMENTS (COST: $117,292)                                                $125,618
                                                                                                ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (c) At September 30, 2003, the cost of securities purchased on a when-issued basis was $994,000.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

ASSETS
  Investments in securities, at market value (identified cost of $117,292)    $125,618
  Cash                                                                              37
  Receivables:
     Capital shares sold                                                             4
     Interest                                                                    1,479
                                                                              --------
        Total assets                                                           127,138
                                                                              --------
LIABILITIES

  Payables:
     Securities purchased (when-issued securities of $994)                         994
     Capital shares redeemed                                                       148
     Dividends on capital shares                                                   118
  Accrued management fees                                                           47
  Accrued transfer agent's fees                                                      5
  Other accrued expenses and payables                                               21
                                                                              --------
        Total liabilities                                                        1,333
                                                                              --------
           Net assets applicable to capital shares outstanding                $125,805
                                                                              ========
NET ASSETS CONSIST OF:

  Paid-in capital                                                             $118,552
  Accumulated net realized loss on investments                                  (1,073)
  Net unrealized appreciation of investments                                     8,326
                                                                              --------
        Net assets applicable to capital shares outstanding                   $125,805
                                                                              ========
  Capital shares outstanding                                                    10,518
                                                                              ========
  Authorized shares of $.01 par value                                          100,000
                                                                              ========
  Net asset value, redemption price, and offering price per share             $  11.96
                                                                              ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA NEW YORK BOND FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME

  Interest income                                           $ 3,315
                                                            -------

EXPENSES

  Management fees                                               264
  Administrative and servicing fees                              96
  Transfer agent's fees                                          27
  Custodian's fees                                               26
  Postage                                                         2
  Shareholder reporting fees                                      3
  Directors' fees                                                 3
  Professional fees                                              20
  Other                                                           2
                                                            -------
     Total expenses                                             443
                                                            -------
NET INVESTMENT INCOME                                         2,872
                                                            -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

  Net realized gain                                             299
  Change in net unrealized appreciation/depreciation             47
                                                            -------
     Net realized and unrealized gain                           346
                                                            -------
  Increase in net assets resulting from operations          $ 3,218
                                                            =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA NEW YORK BOND FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2003


FROM OPERATIONS                                                        9/30/2003    3/31/2003
                                                                       ----------------------

   Net investment income                                               $   2,872    $   5,682
   Net realized gain on investments                                          299          366
   Change in net unrealized appreciation/depreciation of investments          47        5,420
                                                                       ----------------------
      Increase in net assets resulting from operations                     3,218       11,468
                                                                       ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                  (2,872)      (5,682)
                                                                       ----------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                               8,967       20,353
   Dividend reinvestments                                                  2,108        4,185
   Cost of shares redeemed                                               (14,381)     (16,270)
                                                                       ----------------------
      Increase (decrease) in net assets from
          capital share transactions                                      (3,306)       8,268
                                                                       ----------------------
   Net increase (decrease) in net assets                                  (2,960)      14,054

NET ASSETS

   Beginning of period                                                   128,765      114,711
                                                                       ----------------------
   End of period                                                       $ 125,805    $ 128,765
                                                                       ======================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                               753        1,735
   Shares issued for dividends reinvested                                    177          355
   Shares redeemed                                                        (1,209)      (1,384)
                                                                       ----------------------
      Increase (decrease) in shares outstanding                             (279)         706
                                                                       ======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA New York Bond Fund (the
         Fund). The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

              A. SECURITY VALUATION - The value of each security is
                 determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Securities are valued each business day by a pricing
                    service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 3. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                    their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                 invested. As of September 30, 2003, the cost of outstanding when-issued commitments for the Fund was $994,000.

              E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended September 30, 2003, these fee-offset arrangements did not affect the Fund's expenses.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

28

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           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2004, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2003, the Fund had capital loss carryovers of $1,369,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2004 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2003, were $6,958,000 and $9,197,000, respectively.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

         The cost of securities at September 30, 2003, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2003, were $8,336,000 and $10,000, respectively, resulting in net unrealized appreciation of $8,326,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's
                 investment policies and manages the Fund's portfolio. The investment management fee for the Fund is comprised of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper New York Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper New York Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA New York Bond and USAA New York Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2003, the Fund's effective base fee was 0.37% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date

30

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           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                 until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/-0.20% to 0.50%                        +/-0.04%
+/-0.51% to 1.00%                        +/-0.05%
+/-1.01% and greater                     +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the six-month period ended September 30, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $264,000, which included a performance adjustment of $28,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $96,000.

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           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended September 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $27,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2003, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                               NET REALIZED
                                                                 COST TO        GAIN (LOSS)
        SELLER                           PURCHASER              PURCHASER       TO SELLER
-------------------------------------------------------------------------------------------
USAA New York Bond Fund             USAA Long-Term Fund        $1,538,000      $   61,000
USAA New York Bond Fund             USAA Growth and Tax
                                       Strategy Fund              999,000          17,000
USAA Intermediate-Term Fund         USAA New York Bond Fund     2,066,000        (128,000)

32

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           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                             SIX-MONTH
                                            PERIOD ENDED
                                            SEPTEMBER 30,                      YEAR ENDED MARCH 31,
                                            -----------------------------------------------------------------------------
                                                2003            2003         2002            2001         2000       1999
                                            -----------------------------------------------------------------------------
Net asset value at beginning
    of period                               $  11.93        $  11.37     $  11.58        $  10.79      $ 11.66    $ 11.62
                                            -----------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                         .27             .54          .57             .59          .61        .61
   Net realized and unrealized
    gain (loss)                                  .03             .56         (.21)            .79         (.87)       .04
                                            -----------------------------------------------------------------------------
Total from investment operations                 .30            1.10          .36            1.38         (.26)       .65
                                            -----------------------------------------------------------------------------
Less distributions:
   From net investment income                   (.27)           (.54)        (.57)           (.59)        (.61)      (.61)
                                            -----------------------------------------------------------------------------
Net asset value at end of period            $  11.96        $  11.93     $  11.37        $  11.58      $ 10.79    $ 11.66
                                            =============================================================================
Total return (%)*                               2.53            9.83         3.10           13.24        (2.20)      5.73
Net assets at end of period (000)           $125,805        $128,765     $114,711        $103,283      $82,971    $88,480
Ratio of expenses to average
   net assets (%)**                              .69(a,c)        .68(c)       .61(b,c)        .50          .50        .50
Ratio of expenses to average net
   assets, excluding reimbursements (%)**        N/A             N/A          .61(c)          .58          .57        .58
Ratio of net investment income to
   average net assets (%)**                     4.49(a)         4.59         4.89            5.36         5.52       5.24
Portfolio turnover (%)                          5.55           12.03         9.41           13.87        31.77      27.64

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2003, average net assets were $127,798,000.
(a) Annualized. Ratio is not necessarily indicative of 12 months of operations.
(b) Prior to August 1, 2001, the Manager had voluntarily agreed to limit the Fund's expense ratio to 0.50% of the Fund's average net assets.
(c) Reflects total expenses, excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:
                                                   -               -         (.02%)           N/A          N/A        N/A

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

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39608-1103                                   (C)2003, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.